Operating Lease Liabilities (Details) - Schedule of Future Operating Lease Payments	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2025	$ 1,486,401	$ 1,103,081
2026	1,486,401	1,103,081
2027	923,744	685,524
2028	507,605	376,701
2029	362,903	269,316
Thereafter	690,000	512,059
Total future lease payment	5,457,054	4,049,762
Less: Imputed interest	(729,781)	(541,582)
Present value of operating lease liabilities	4,727,273	3,508,180
Less: Current portion	(1,240,129)	(920,318)	$ (670,186)
Long-term portion of lease liabilities	$ 3,487,144	$ 2,587,862	$ 1,952,445